Stockholders’ Equity (Details) - USD ($)																																																																																																										1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 27, 2025	Jun. 25, 2025	Jun. 23, 2025	Apr. 27, 2025	Apr. 08, 2025	Mar. 06, 2025	Mar. 05, 2025	Mar. 04, 2025	Feb. 27, 2025	Feb. 06, 2025	Jan. 17, 2025	Jan. 06, 2025	Jan. 02, 2025	Dec. 02, 2024	Nov. 26, 2024	Nov. 25, 2024	Nov. 11, 2024	Nov. 06, 2024	Sep. 30, 2024	Sep. 12, 2024	Aug. 31, 2024	Aug. 27, 2024	Aug. 20, 2024	Aug. 09, 2024	Aug. 01, 2024	Jul. 29, 2024	Jul. 26, 2024	Jul. 25, 2024	Jul. 23, 2024	Jul. 22, 2024	Jul. 17, 2024	Jul. 11, 2024	Jul. 10, 2024	Jul. 02, 2024	Jun. 27, 2024	May 28, 2024	Apr. 22, 2024	Mar. 25, 2024	Mar. 22, 2024	Mar. 19, 2024	Mar. 18, 2024	Mar. 15, 2024	Mar. 06, 2024	Mar. 01, 2024	Feb. 28, 2024	Feb. 02, 2024	Jan. 24, 2024	Jan. 10, 2024	Jan. 09, 2024	Jan. 03, 2024	Jan. 02, 2024	Dec. 22, 2023	Dec. 15, 2023	Dec. 12, 2023	Dec. 11, 2023	Dec. 06, 2023	Dec. 05, 2023	Dec. 01, 2023	Nov. 30, 2023	Nov. 27, 2023	Nov. 20, 2023	Nov. 09, 2023	Nov. 03, 2023	Nov. 02, 2023	Nov. 01, 2023	Oct. 27, 2023	Oct. 23, 2023	Oct. 20, 2023	Oct. 13, 2023	Oct. 11, 2023	Oct. 06, 2023	Oct. 03, 2023	Sep. 26, 2023	Sep. 18, 2023	Sep. 14, 2023	Sep. 05, 2023	Aug. 28, 2023	Aug. 18, 2023	Jul. 31, 2023	Jul. 28, 2023	Jul. 11, 2023	Jul. 10, 2023	Jun. 30, 2023	Jun. 29, 2023	Jun. 20, 2023	May 31, 2023	May 30, 2023	May 16, 2023	May 03, 2023	Apr. 26, 2023	Mar. 27, 2023	Mar. 25, 2023	Mar. 21, 2023	Mar. 14, 2023	Mar. 13, 2023	Feb. 28, 2023	Feb. 14, 2023	Feb. 13, 2023	Feb. 10, 2023	Feb. 08, 2023	Feb. 07, 2023	Feb. 01, 2023	Jan. 25, 2023	Jan. 17, 2023	Oct. 20, 2022	Feb. 28, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 06, 2025	Feb. 26, 2025	Nov. 27, 2024	Aug. 12, 2024	Mar. 13, 2024	Dec. 13, 2022
Stockholders’ Equity (Details) [Line Items]
Authorized shares of capital stock																																																																																																													1,520,000,000
Share capital															39,824																																																																																																	90,000
Common stock par value (in Dollars per share)																																																																			$ 0.001																																								$ 0.001		$ 0.001	$ 0.001
Interest rate																																																																																																									82.00%
Number of trading days																																																																																																									10 years
Original issue (in Dollars)																																																																																																											$ 2,060
Shares issued				500,000		90,000									39,824		333,333				125,000							100,000			726,769																																		10,000	4,500			11,507													18,481
Warrant granted																																																																																																															44,499					150
Fair value of services (in Dollars)									$ 6,726,164																																																																																																		1,363,243
Gain loss on settlement of debt (in Dollars)																																																																																																											$ 777,159	$ (711,801)
Shares of restricted stock issued			2,000						7,510,058																																																							13,053			3,000				10,000		1,250		250,339				4,000	2,188	4,500
Sale of stock																																																				22,000	16,000	10,117					6,871	9,000	7,342		8,058				24,259	8,485								8,256									2,766
Gross proceeds (in Dollars)																																																												$ 63,000	$ 33,833		$ 43,839				$ 206,500	$ 75,000								$ 97,142									$ 69,137
Issued common stock																																																																																							75,560																				11,893,007		4,662,439				4,496,400
Warrants for gross proceeds (in Dollars)			$ 2,000
Stockholders' Equity, Reverse Stock Split																																															1-for-500
Reverse stock split																																															3,554
Fair value for service exchange (in Dollars)																																															$ 12,084
Common stock, shares outstanding																																																																																																											11,892,920		4,662,252
																																																																																																											9 years 3 months 10 days		8 years 10 months 2 days
Comprehensive loss (in Dollars)																																																																																																											$ 23,195,521
Unrecognized compensation expense (in Dollars)																																																																																																											2,979
Deemed dividend (in Dollars)																																																																																																											$ 1,363,254
Warrant share issued convertible notes payable																																																																																																											75,000
Warrants fair value (in Dollars)																																																																																																											$ 12,046
Exercise price (in Dollars per share)									$ 1
Designated as common stock authorized																																																																																																													1,500,000,000
Designated as preferred stock authorized																																																																																																													20,000,000
Re-issuance of shares																			575
Fair value of warrants (in Dollars)																																																																																																												3,142,678
Value of convertible promissory notes (in Dollars)																																																																																																												222,340
Fair value for services (in Dollars)																																																														$ 143,000																																													2,122	$ 66,411	$ 78,256
Accounts payable (in Dollars)																																																																																																											$ 2,244,848
Shares of purchased																																																																																																						50,000
Purchase price (in Dollars)																																																																																																						$ 250,000															$ 750,000
Net proceeds (in Dollars)																																																																																																														$ 65,804
Additional shares authorized																													10,461
Common stock, shares authorized																																																																																																											1,500,000,000		1,500,000,000	1,500,000,000
Fair value (in Dollars)																																																																$ 117,474			$ 33,000				$ 110,000		$ 13,125		$ 367,998				$ 23,067	$ 14,874	$ 106,139
Shares issued for settlement of accounts payable, description 1																																																																																																													On February 28, 2024, the Company issued 2,300 shares at a fair value of $11,270 to settle $2,300 in outstanding liabilities, resulting in a loss on settlement of debt of $8,970.
Shares issued for settlement of accounts payable, description 2																																																																																																													On February 28, 2024, the Company issued 18,000 shares of common stock with a fair value of $88,200 to a vendor to settle $15,120 in outstanding liabilities, resulting in a loss on settlement of debt of $73,080.
Shares issued for settlement of accounts payable, description 3																																																																																																													On March 22, 2024, the Company issued 33,895 shares of common stock with a fair value of $203,370 to a vendor to settle $27,472 in outstanding liabilities, resulting in a loss on settlement of debt of $174,898.
Shares issued for settlement of accounts payable, description 4																																																																																																													On August 22, 2024, the Company issued 125,000 shares of common stock with a fair value of $121,250 in exchange for $120,000 in accounts payable outstanding to a vendor, resulting in a loss on settlement of debt of $1,250. This issuance satisfied the first stage of a payment plan entered into relating to the termination of the Company’s lease at 419 Lafayette Street. See Lease Agreements for further details on the lease agreement and its settlement.
Shares issued for settlement of accounts payable, description 5																																																																																																													On November 12, 2024, Jessica Skube and the Company executed a settlement agreement for the matter of Skube v WHE Agency Inc., et al. As part of the agreement, Ms. Skube received 150,000 shares of the Company’s common stock, with an additional 35,000 shares of common stock issued in legal fees with a fair value of $145,410 to settle the outstanding balance of $191,360, resulting in a loss on settlement of debt of $45,950.
Shares issued for settlement of accounts payable, description 6																																																																																																													On November 25, 2024, the Company entered into agreements with 2 vendors to settle a total of $665,620 in accounts payable for 437,347 shares of common stock with a fair value of $362,998 and 975 shares of Series G Preferred with a fair value of $606,938. This resulted in a loss on settlement of debt of $304,316.
Shares issued for settlement of accounts payable, description 7																																																																																																													On December 23, 2024, the Company entered into agreements with 2 vendors to settle a total of $13,400 in accounts payable for 13,400 common shares with a fair value of $5,360, resulting in a gain on settlement of debt of $8,040.
Fair value (in Dollars)																																																																	$ 46,512	$ 38,250
Severance payment (in Dollars)																																																																		$ 45,000			$ 345,208
Shares issued for settlement of compensation to employees and consultants, description																																																																																																													On April 22, 2024, the Company issued 691,845 shares of common stock with a fair value of $1,252,239 in exchange for $609,535 in net pay owed to employees, officers, and directors, and payables to key consultants, resulting in a loss on settlement of debt of $642,704.On June 7, 2024, the Company issued 219,535 shares of common stock with a fair value of $392,968 in exchange for $144,502 in net pay owed to employees, officers, and directors, and payables to key consultants, resulting in a loss on settlement of debt of $248,466.On June 26, 2024, the Company issued 216,704 shares of common stock with a fair value of $343,476 in exchange for $84,514 in net pay owed to employees, officers, and directors, and payables to key consultants, resulting in a loss on settlement of debt of $258,962.On July 31, 2024, the Company issued 250,339 shares of common stock with a fair value of $367,998 in exchange for $78,048 in net pay owed to employees, officers, and directors, and payables to key consultants, resulting in a loss on settlement of debt of $289,950.
Shares issued for settlement of compensation to employees and consultants, description 2																																																																																																													On September 30, 2024, the Company reversed the majority of the above conversions and rescinded 1,385,255 shares of common stock previously issued for the conversion of net pay owed to employees, officers, and directors, and payables to key consultants. The rescinded shares had a fair value of $581,807, and resulted in the reinstatement of $881,304 of the net pay owed to employees and payables and key consultants previously converted on April 22, June 7, June 26, and July 31, 2024.On October 1, 2024, the Company re-offered employees, officers, directors, and key consultants the ability to convert their payables into Preferred Series H stock, and issued 3,798 shares of Preferred Series H stock with a fair value of $755,422 in exchange for $379,405 in net pay owed to employees, officers, and directors, and payables to key consultants. These conversions resulted in a loss on settlement of debt of $376,017. The Series H Preferred shares issue contain all the standard terms and conditions under the certificate of destination for that class of stock, including conversion price adjustment upon the sale of equity at a lower price subsequent to the issuance of these shares. See Series H Convertible Preferred Stock for additional information on the terms of Series H Preferred.
Gross proceeds (in Dollars)																																																				$ 110,000	$ 80,000	$ 36,333					$ 30,000
Common stock issued for financing fees, description																																																																																																													On January 10, 2024, the Company issued 14,000 shares of its restricted common stock at a fair value of $28,000 as commitment shares pursuant to the extension of the maturity date of a promissory note.On March 21, 2024, the Company issued 3,500 shares of its restricted common stock at a fair value of $21,700 as commitment shares pursuant to the extension of the maturity date of a promissory note.On March 25, 2024, the Company issued 3,000 shares of its restricted common stock at a fair value of $16,710 as commitment shares pursuant to the extension of the maturity date of a promissory note.On July 2, 2024, the Company issued 2,060 shares of common stock with a fair value of $2,431 to an investor for fees and penalties associated with a convertible note.
Shares issued for acquisition of consolidated subsidiary, description																																																																																																													On January 25, 2023, the Company issued 200 shares of common stock to acquire an additional 24% of Dune, Inc.On February 7, 2023, the Company issued 2,002 shares of common stock to acquire an additional 11% of Dune, Inc.On February 13, 2023, the Company issued 200 shares of its common stock to acquire an additional 51% of WHE Agency, Inc.On February 13, 2023, the Company issued 250 shares of its common stock to acquire an additional 5% of Orbit Media, LLC.
Membership interest rate																																																																																18.00%
Shares issued for acquisition of consolidated subsidiary, description 2																																																																																																													On July 26, 2024, the Company issued 35,000 common shares with a fair value of $38,150 to acquire 100% of the membership interests in S96 NYC, LLC (Studio 96 Publishing) from Ayelet Abitbul, an employee of the Company. Additionally, the Company issued 65,000 warrants with an exercise price of $1.20 and an expected life of 5 years with a value of $70,850, for a total purchase price of $109,000. Of this purchase price, $5,450 was recorded as Goodwill and $103,550 was recorded as intangible assets.
Purchase price per share (in Dollars per share)																																																																			$ 8.5
Cash received for common stock, description																																																																																																													On January 3, 2024, the Company sold 9,989 shares of its common stock pursuant to the Equity Line of Creditentered into on October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $27,728 to the Company.On March 6, 2024, the Company sold 7,143 shares of its common stock for proceeds of $25,000. Additionally, the Company issued 7,143 warrants with an exercise price of $7.00 and an expected life of 5 years with a fair value of $33,215.On March 25, 2024, the Company sold 23,848 shares of its common stock pursuant to the Equity Line of Credit entered into on October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $83,872.On April 8, 2024, the Company issued 10,000 shares of its restricted common stock for gross proceeds of $25,000. Additionally, the Company issued 10,000 warrants with an exercise price of $5.00 with an expected life of 5 years, and a fair value of $35,100.On November 18, 2024, the Company entered into a purchase agreement with 2 investors whereby the Company issued 26,666 shares of common stock for net proceeds of $20,000. Additionally, the Company issued 126,667 warrants with an exercise price of $1.25, an expected life of 5 years, and a combined fair value of $114,000.On December 10, 2024, the Company entered into a purchase agreement with 2 investors whereby the Company issued 100,000 shares of common stock for net proceeds of $40,000. Additionally, the Company issued 100,000 warrants with an exercise price of $1.00 and an expected term of 5 years with a fair value of $64,375.
Shares issued for services																																																														22,000
Stock based compensation, description																																																																																																													On March 1, 2024, the Company issued 10,000 shares at a fair value of $51,100 to a vendor for services rendered. On May 17, 2024, these shares were then rescinded as part of a renegotiation of the agreement with this vendor.On April 22, 2024, the Company issued 11,436 shares at a fair value of $20,699 to a vendor for services rendered.On May 28, 2024, the Company issued 55,000 shares of common stock with a fair value of $99,000 to a vendor for services rendered.On March 5, 2024, the Company issued 10,000 shares at a fair value of $46,000 to a vendor for services rendered.On March 6, 2024, the Company issued 15,000 shares with a fair value of $69,750 to a vendor for services.On July 8, 2024, the Company issued 9,615 shares of common stock with a fair value of $10,288 to a vendor for services rendered.On July 24, 2024, the Company issued 165,000 shares with a fair market value of $155,100 to a vendor for services rendered.On August 20, 2024, the Company issued 10,000 shares of common stock with a fair value of $8,400 to 2 vendors for services rendered.On September 27, 2024, the Company issued 572 shares with a fair value of $217 to 2 directors of the Company for services rendered.On November 7, 2024, the Company issued 107,698 shares with a fair market value of $77,536 to consultants for services rendered.On December 18, 2024, the Company issued 5,198 shares with a fair market value of $2,079 to consultants for services rendered.
Shares issued for acquisition of marketable securities, description																																																																																																													On July 17, 2024, the Company acquired 0.5% of equity in Hollywall Entertainment Inc., in exchange for 16,578 shares of the Company’s common stock.On August 20, 2024, the Company acquired 0.5% of equity in Geopulse Explorations, Inc. a holding company focused on owning and developing technologies in the cannabis industry. As consideration for this acquisition, Geopulse Explorations received 21,675 shares of the Company’s common stock. On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 39,824 shares of the Company’s common stock.
Shares issued for acquisition of minority interest, description																																																																																																													On November 11, 2024, the Company acquired 5% of equity in THEPOWERHOUSE, LLC, the parent company of thehouseofarts.com and several influential ventures spanning art, fashion, and design. As consideration for this acquisition, The Powerhouse LLC received 333,333 shares of the Company’s common stock. This minority equity investment was booked in Minority interest in business on the consolidated balance sheets at cost.
Shares issued for conversion of preferred to common, description																																																																																																													Between March 15, 2024 and March 18, 2024 6 investors converted 1,562 shares of Preferred Series F stock into 312,400 shares of common stock.On March 20, 2024, 1 investor converted 120 shares of Preferred Series F stock into 24,000 shares of common stock.Between June 25 and June 27, 2024, the Company issued 542,600 shares of common stock for the conversion of 2,713 shares of Series F Preferred.On July 25, 2024, the Company issued 100,000 shares of common stock for the conversion of 500 shares of Series F preferred stock.Between July 31, 2024 and August 1, 2024, the Company issued 61,000 shares of common stock for the conversion of 305 shares of preferred series F stock.On September 30, 2024, 2 investors rescinded a conversion of 575 shares of Preferred Series F stock, causing the cancellation of 115,000 shares of common stock and the re-issuance of 575 shares of Preferred Series F stock.
Exercise of warrants to stock, description																																																																																																													Between January 25, 2023 and March 13, 2023, the Company issued 7,367 shares of common stock pursuant to the exercise of 7,367 warrants at an exercise price of $100 per share for gross proceeds of $736,810.
Gross proceeds from warrant (in Dollars)																																																																																		$ 231,000
Shares issued for rounding in reverse stock split, description																																																																																																													On January 24, 2024, the Company effectuated a 1-for-500 reverse stock split. 3,554 shares with a fair value of $12,084 were issued pursuant to rounding from this reverse stock split.
Stock based compensation (in Dollars)																																																																																																														$ 892,242	$ 3,567,402
Total unrecognized compensation expense (in Dollars)																																																																																																														$ 0
Stock option activity, description																																																																																																													On February 12, 2024, the Company issued 958,751 stock options with an exercise price of $1.92, a vesting date of August 1, 2024, and an expiration date of February 12, 2034.On April 30, 2024, the Company issued 970,000 stock options with an exercise price of $1.78, a vesting date of August 1, 2024, and an expiration date of April 30, 2034.On February 12, 2024, the Company’s Board voted to lower the exercise price of 136,000 stock options from $15 to $1.92. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.On April 30, 2024, the Company’s Board voted to lower the exercise price of 1,094,751 stock options from $1.92 to $1.78. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.On August 9, 2024, the Company’s Board voted to lower the exercise price of 2,064,751 stock options from $1.78 to $0.87. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.On September 23, 2024, the Company’s Board voted to lower the exercise price of 2,064,751 stock options from $0.87 to $0.30. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.
Warrant activity, description																																																																																																													During the year ended December 31, 2023, the Company granted warrant holders 44,499 warrants with a fair value of $2,543,194 to exercise existing warrants.During the year ended December 31, 2023, a deemed dividend of $32,554,410 was recorded to the Consolidated Statements of Operations and Comprehensive Loss, of which $3,004,782 as in relation to the issuance of new warrants and $29,549,628 was in relation to the trigger of down round provision in outstanding warrants.
Warrant activity, description 2																																																																																																													During the year ended December 31, 2023, a total of 18,935 warrants with a fair value of $265,268 were issued with convertible notes and promissory notes.During the year ended December 31, 2023, a total of 48,588 warrants with a fair value of $461,588 were issued with the sale of common stock.During the year ended December 31, 2024, a deemed dividend of $33,017,888 was recorded to the Consolidated Statements of Operations and Comprehensive Loss, of which $2,071,061 as in relation to the issuance of new warrants and $30,946,827 was in relation to the trigger of down round provision in outstanding warrants.During the year ended December 31, 2024, a total of 411,234 warrants with a fair value of $363,173 were issued with convertible notes and promissory notes.
Warrant activity, description 3																																																																																																													During the year ended December 31, 2024, a total of 5,337,652 warrants with a fair value of $4,526,593 were issued with the sale of common stock, the conversion of promissory notes, or the conversion of payables. This includes the settlement of $250,000 in accounts payable for consideration of 300,000 warrants with an exercise price of $1.00 and a fair value of $149,990, resulting in a gain on settlement of debt of $100,003.11,319,417 warrants were cancelled on September 30, 2024 pursuant to the rescission of converted payroll and payable amounts (see Shares issued for settlement of compensation to employees and consultants for further detail on these conversions and their cancellation), leading to the reversal of $2,455,532 in deemed dividend related to the issuance of new warrants and $7,515,455 in deemed dividend related to the trigger of down round provisions.
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued																																																																																																													7,006,500
Warrant granted																																																																																																												1,800
Warrants exercise price (in Dollars per share)																																																																																																												$ 480
																																																																																																											3 years 6 months 3 days		3 years 7 months 20 days
PRISM Media Holdings Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Percentage of equity	25.00%
PRISM MediaWire Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Percentage of equity	25.00%
AIRHub Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Percentage of equity	20.00%
Enzylotics, Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Percentage of equity															1.00%
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Authorized shares of capital stock																																																																																																											1,520,000,000
Share capital																																																																																																											(1,500,000,000)
Common stock par value (in Dollars per share)																																																																																																									$ 0.001		$ 0.001
Aggregate common stock shares																																																																																																									15,000,000
Shares issued																							21,675	2,000,000			35,000
Shares conversion																																																																																																											167,000	903,000
Fair value of services (in Dollars)									$ 950,526																																							$ 28,000																																												$ 16,710	$ 21,700								$ 2,122						$ 187,583
Common stock pursuant to a conversion (in Dollars)																																																																																																											$ 167	$ 903	$ 949
Shares of restricted stock issued									1,056,140																																							14,000																																												3,000	3,500								1,768
Issued common stock																																																																																																											200,000
Fair value for services (in Dollars)																																																																																																											$ 2	$ 21	$ 33
Purchase price per share (in Dollars per share)																											$ 1.2
Shares issued for services																																																																																																											1,768	20,500	33,021
Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares issued																																																																																																											(20,000,000)
Preferred stock, par value (in Dollars per share)																																																																																																											$ 0.001		$ 0.001
Shares issued																																																																																																													2,164	10,040
Fair value of services (in Dollars)																																																																																																											$ 592,465
																																																																																																													5 years
Net proceeds (in Dollars)																																																																																																													$ 18,986
Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued														11,999				150,000		161,346						81,924				171,039		128,205	275,000	231,815						5,000		1,287				16,424			20,000		16,424																																															5,000	8,667					228
Common stock convertible promissory notes (in Dollars)														$ 9,683				$ 54,000																																					$ 14,083	$ 75,000	$ 15,000	$ 15,000
Shares conversion																																																																										7,718			11,047
Common stock pursuant to a conversion (in Dollars)																				$ 41,429						$ 98,309				$ 133,411		$ 41,129	$ 330,000	$ 278,179						$ 40,000	$ 4,285	$ 4,500				$ 82,103			$ 100,000		$ 82,103																																															$ 500,000	$ 866,650					$ 51,132
Accrued interest at a price (in Dollars per share)														$ 0.38				$ 0.36		$ 0.26						$ 1.2				$ 0.9		$ 0.78								$ 8									$ 5																																																	$ 100	$ 100					$ 225.25
Accrued interest on convertible notes a price (in Dollars per share)																																	$ 1													$ 5					$ 5
Promissory notes at a price (in Dollars per share)																																										$ 3.5
Equity shares																																									343
Stockholders' Equity Note, Impact of Conversion of Contingently Convertible Securities on Diluted Earnings Per Share																																								$8.00
Shares of restricted stock issued																																																																						3,056		12,000
Value of convertible promissory notes (in Dollars)																																																																					$ 4,285	$ 30,000		$ 150,000		$ 96,468			$ 138,086
Convertible promissory notes at a price (in Dollars per share)																																																																										$ 12.5			$ 12.5
Convertible notes payable at a price (in Dollars per share)																																		$ 1.2
Notes payable (in Dollars)																																$ 58,871
Fair value amount (in Dollars)																														$ 9,414
Shares issued for settlement of liabilities [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued		372,000						4,125			10,000		800																										33,895						2,300
Fair value of services (in Dollars)		$ 127,968						$ 3,094			$ 5,800		$ 264																										$ 203,370						$ 11,270
Outstanding liabilities (in Dollars)		372,000						1,250			$ 5,800		800																										27,472						$ 2,300
Shares issued for settlement of liabilities One [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued																																													18,000
Fair value of services (in Dollars)																																													$ 88,200
Outstanding liabilities (in Dollars)																																													15,120
Cash received for common stock [Member]
Stockholders’ Equity (Details) [Line Items]
Share capital																																																																																																											276,140
Shares of restricted stock issued																																											7,143
Sale of stock					10,000																																	23,848					7,143							9,989
Gross proceeds (in Dollars)					$ 25,000																																	$ 83,872												$ 27,728
Gross proceeds (in Dollars)																																											$ 25,000																																																																$ 276,140
Exercise price (in Dollars per share)					$ 5																																						$ 7
Expected life					5 years																																						5 years
Fair value (in Dollars)					$ 35,100																																						$ 33,215
Class of Warrant or Right, Outstanding					10,000
Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value of services (in Dollars)						$ 69,750	$ 46,000		$ 450,000	$ 131,250		$ 22,377																								$ 99,000	$ 20,699							$ 51,100
Shares of restricted stock issued						15,000	10,000		500,000	125,000		48,645																								55,000	11,436							10,000																																																															468,832
Service contract										6 months
Prepaid Expense, Current (in Dollars)										$ 21,875
Acquisition share									500,000
Restricted common stock issued, shares									468,832
Preferred series share																																																																																																											14,812
Shares issued for acquisition of marketable securities [Member]
Stockholders’ Equity (Details) [Line Items]
Share capital															39,824
Mezzanine Equity [Member]
Stockholders’ Equity (Details) [Line Items]
Gross proceeds (in Dollars)																																																																														$ 84,790
Issued common stock																																																																														100,000,000																															100,000,000
Shares sold																																																																														12,204																															12,204
Common stock, shares outstanding																																																																														100,000,000																															100,000,000
																																																																																																											5 years
Conversion price (in Dollars per share)																																																																																																											$ 0.6
Net proceeds (in Dollars)																																																																																																														$ 65,804
Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued														57,635
Vocal, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Total membership interests																								3.01%	48.61%																																																																																									1.70%
OG Collection, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized																								50,000,000
Total membership interests																								1.50%	46.00%																																																																																									1.50%	1.50%
Additional shares authorized																								2,000,000
Common stock, shares authorized																								1,000,000,000
PCG Advisory [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued	12,500
Fair value of services (in Dollars)	$ 456,250
PRISM Media Holdings Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued	5,000
Fair value of services (in Dollars)	$ 182,500
PRISM MediaWire Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued	2,500
Fair value of services (in Dollars)	$ 91,250
AIRHub Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued	3,000
Fair value of services (in Dollars)	$ 109,500
MineralRite Corporation [Member]
Stockholders’ Equity (Details) [Line Items]
Share capital																																																																																																																17,000,000
Acquisition of Flewber Global Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Warrant share issued convertible notes payable																																																																																																											1,645,778
Convertible Promissory Note [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants issued																																																																																																														18,935
Convertible Promissory Note [Member] | Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity (Details) [Line Items]
Shares conversion																																																																					343
Severance [Member]
Stockholders’ Equity (Details) [Line Items]
Fair value (in Dollars)																																																																					$ 212,878
Shares issued for settlement of liabilities [Member]
Stockholders’ Equity (Details) [Line Items]
Gain loss on settlement of debt (in Dollars)		$ 244,032						$ 1,844					$ 536																										$ 174,898						8,970
Shares issued for settlement of liabilities One [Member]
Stockholders’ Equity (Details) [Line Items]
Gain loss on settlement of debt (in Dollars)																																													$ 73,080
Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Recognized period amount (in Dollars)										$ 109,250
Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity (Details) [Line Items]
Gain loss on settlement of debt (in Dollars)														$ 19,815				$ 43,500		$ 40,857										$ 20,524		$ 28,205	$ 55,000
Series E Convertible Preferred stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares issued																																																																																																											450			450
Convertable preferred stock																																																																																																											8,000
Preferred stock, shares outstanding																																																																																																											450			450
Designated as preferred stock authorized																																																																																																														8,000
Convetible preferred stock into common stock per share (in Dollars per share)																																																																																																													$ 1,000
Price per share, subject to adjustment (in Dollars per share)																																																																																																													$ 2,060
Series E Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares issued																																																																																																													450	450
Preferred stock, par value (in Dollars per share)																																																																																																													$ 0.001	$ 0.001
Convertable preferred stock																																																																																																												0
Preferred stock, shares outstanding																																																																																																													450	450
Preferred stock, value issued (in Dollars)
Preferred stock, shares authorized																																																																																																													8,000	8,000
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, value issued (in Dollars)																																																																																																											$ 1,000
Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Convertable preferred stock																								50,000,000																																																																																			0
Series F Convertible Preferred stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																																																																																																											$ 5		$ 5
Convertable preferred stock																																																																																																											5,500,000	150	5,500,000
Preferred stock, value issued (in Dollars)																																																																																																													$ 1,000
Shares issued																			115,000						61,000																																																																																		3,939		3,939
Common stock convertible promissory notes (in Dollars)																																																																																																											$ 3,930,001		$ 3,930,001
Debt conversion, value (in Dollars)																																																																																																											$ 3,589,203		$ 3,589,203
Debt conversion, shares																																																																																																											3,774		3,774
(in Dollars)																																																																																																											$ 1,501,353		$ 1,501,353
Inducement expense (in Dollars)																																																																																																											$ 1,441,908		$ 1,441,908
Shares conversion																			575						305			500							2,713																																																																								835	4,515	1,802
Series F Convertible Preferred stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares issued																																																																																																											2,283
Preferred stock, shares outstanding																																																																																																											2,283		3,088
Preferred stock, value issued (in Dollars)																																																																																																											$ 1,000
Series F Convertible Preferred stock [Member] | March 13 Loan Agreement [Member]
Stockholders’ Equity (Details) [Line Items]
Convertable preferred stock																																																																																																													150
Warrant granted																																																																																																													1,800
Warrants exercise price (in Dollars per share)																																																																																																													$ 480
Series G Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares issued																																																																																																											14,124
Preferred stock, par value (in Dollars per share)																																																																																																											$ 1		$ 1
Convertable preferred stock																																																																																																											500,000
Preferred stock, shares outstanding																																																																																																											14,124		1,904
Preferred stock, value issued (in Dollars)																																																																																																											$ 750		$ 750
Shares issued																																																																																																											640		500,000
Inducement expense (in Dollars)																																																																																																													$ 23,400
Warrant granted																																																																																																													210,500
Warrants exercise price (in Dollars per share)																																																																																																													$ 1
Shares conversion																																																																																																													284
Fair value of services (in Dollars)																$ 362,998																																																																																											$ 192,000		$ 355,305
Loans payable (in Dollars)																																																																																																											480,000
Gain loss on settlement of debt (in Dollars)																																																																																																											$ 288,000
Gross proceeds (in Dollars)																																																																																																													210,000
Fair value of warrants (in Dollars)																																																																																																													152,742
Settlement of debt (in Dollars)																																																																																																													$ 76,429
Series G Convertible Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity (Details) [Line Items]
Percentage of equity																																																																																																											4.99%		4.99%
Series G Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued																437,347						134																																																																																					267		644
Warrant granted																																																																																																													71,230
Fair value of services (in Dollars)																$ 606,938																																																																																											$ 78,899
Value of convertible promissory notes (in Dollars)																																																																																																													$ 408,334
Fair value for services (in Dollars)																						$ 76,380
Accounts payable (in Dollars)																665,620
Settlement of debt (in Dollars)																$ 304,316
Series G Convertible Preferred Stock [Member] | Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity (Details) [Line Items]
Percentage of equity																																																																																																											9.99%		9.99%
Series G Convertible Preferred Stock [Member] | Flewber Global, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued																																																																																																											9,475
Fair value of services (in Dollars)																																																																																																											$ 6,395,625
Series G Convertible Preferred Stock [Member] | Accounts Payable [Member] | Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued																975
Series G Convertible Preferred Stock [Member] | Convertible Notes Payable [Member] | Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued																																																																																																													48
Series G Convertible Preferred Stock [Member] | 5 Investors [Member]
Stockholders’ Equity (Details) [Line Items]
Shares conversion																																																																																																											238
Proceeds from stock issue (in Dollars)																																																																																																											$ 175,000
Series G Convertible Preferred Stock [Member] | 22 Investors [Member]
Stockholders’ Equity (Details) [Line Items]
Shares conversion																																																																																																											1,419
Proceeds from stock issue (in Dollars)																																																																																																											$ 1,056,000
Series H Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares issued																																																																																																											3,798		3,798
Preferred stock, par value (in Dollars per share)																																																																																																											$ 100		$ 100
Preferred stock, shares outstanding																																																																																																											3,798		3,798
Preferred stock, shares authorized																																																																																																											50,000		50,000
Per share (in Dollars per share)																																																																																																											$ 0.257		$ 0.257
Percentage of preferred stock																																																																																																											9.99%		9.99%
Series H Convertible Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity (Details) [Line Items]
Percentage of equity																																																																																																											4.99%
Series H Convertible Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity (Details) [Line Items]
Beneficial ownership limitation percentage																																																																																																													4.99%
Series I Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares issued																																																																																																											37,812
Preferred stock, par value (in Dollars per share)																																																																																																											$ 100
Preferred stock, shares outstanding																																																																																																											37,812
Shares issued																																																																																																											14,812
Fair value of services (in Dollars)																																																																																																											$ 592,465
Preferred stock, shares authorized																																																																																																											100,000
Per share (in Dollars per share)																																																																																																											$ 1
Original issue date																																																																																																											18 months
Series I Convertible Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity (Details) [Line Items]
Percentage of equity																																																																																																											4.99%
Series I Convertible Preferred Stock [Member] | Stock based compensation in Creatd Inc [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred series share																																																																																																											14,812
Series I Convertible Preferred Stock [Member] | PCG Advisory [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity (Details) [Line Items]
Percentage of equity	25.00%
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock par value (in Dollars per share)																																																																																																							$ 0.001		$ 0.001
Aggregate common stock shares																																																																																																									15,000,000
Shares issued																																																																																				2,300																									832,280
Shares conversion																																			542,600																																																																										360,400
Fair value of services (in Dollars)																																																																																										$ 76,950	$ 246,061
Equity shares																																																																																																				58,342
Shares of restricted stock issued																																																																																			400			200	983	750	5,460	1,350	3,786			89	3,000		21									2,500
Sale of stock																																																																																									2,820														3,125
Gross proceeds (in Dollars)																																																																																									$ 100,000						$ 300,000								$ 750,000
Conversion price (in Dollars per share)																																																																																																													$ 0.6
Fair value for services (in Dollars)																																																																																				$ 50,600		$ 5,700			$ 240,198					$ 5,000
Purchase price (in Dollars)																																																																																																						$ 250,000
Fair value (in Dollars)																																																																																			$ 244,428				$ 223,734	$ 16,090								$ 213,750	$ 5,000
Fair value (in Dollars)																																																																																																													$ 276,140
Purchase price per share (in Dollars per share)																																																																																																							$ 240						$ 1
Fair value of issuances (in Dollars)																																																																																																				$ 18,085,747
Stock Issued During Period Shares Equity Awards																																																																																					12,471
Stock Issued During Period Value Equity Awards (in Dollars)																																																																																					$ 268,120
Warrants issued																																																																																																														48,588
Common Stock [Member] | Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued																														10,461
Common Stock [Member] | OG Collection, Inc. [Member]
Stockholders’ Equity (Details) [Line Items]
Additional shares authorized																								1,050,000,000
Common Stock [Member] | Loan Agreement [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued																																																																																					2,356
Fair value (in Dollars)																																																																																					$ 50,649
Common Stock [Member] | Denver Bodega, LLC [Member] | Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of restricted stock issued																																																																																							1,139
Fair value (in Dollars)																																																																																							$ 34,158